Since Inception [Member] Expense Example - Putnam Retirement Advantage 2040 Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 652
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	2,241
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	1,049
Expense Example, with Redemption, 10 Years	2,382
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	2,208
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	1,939
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,665
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,495
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,380
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,495